AXP(R) Small Cap
                                                                  Advantage Fund
                                                          2001 SEMIANNUAL REPORT

American
  Express(R)
 Funds

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AXP Small Cap Advantage Fund seeks to provide shareholders with long-term capital growth.



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Good Things, Small Packages

Small-capitalization stocks may not measure up to the big blue-chips in terms of market value, but that doesn't mean they have to take a back seat when it comes to investment performance. To get the most out of the small-cap sector, this Fund spreads its holdings among growth and value stocks that meet a variety of strict selection criteria. The result is a portfolio that provides broad representation in the small-cap sector.


CONTENTS

From the Chairman                                   3

From the Portfolio Managers                         3

Fund Facts                                          5

The 10 Largest Holdings                             6

Financial Statements                                7

Notes to Financial Statements                      10

Investments in Securities                          18

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2 AXP SMALL CAP ADVANTAGE FUND -- SEMIANNUAL REPORT



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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

(picture of) Jake Hurwitz
Jake Hurwitz
Portfolio manager

From the Portfolio Managers

AXP Small Cap Advantage Fund lost ground during the first half of the fiscal year, as ongoing economic and corporate profit weakness weighed on share prices. For the six months -- April through September 2001 -- the Fund's Class A shares declined 7.72% (excluding the sales charge). This compares with a loss of 9.47% for the Russell 2000 Index, a group of stocks commonly used to evaluate the performance of mutual funds such as this one.

Thanks to cuts in short-term interest rates by the Federal Reserve, hopes for an economic and profit recovery before the end of 2001 were running high last spring. This resulted in an encouraging start to the period, as the stock market responded with a sharp advance. The Fund responded by gaining nearly 17% by late May.

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3 AXP SMALL CAP ADVANTAGE FUND -- SEMIANNUAL REPORT



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(picture of) Kent A. Kelley
Kent A. Kelley
Portfolio manager

DOWNTURN BEGINS

But disappointing second-quarter profit reports, along with cautious outlooks from corporate managements, quickly quelled the enthusiasm and sent stocks into a steady retreat over the summer that culminated in a sharp drop sparked by the terrorist attack in September.

The stock sector most under pressure during the period was technology. While the Fund clearly felt the effect of the tech slide, careful stock selection allowed it to avoid the Internet and telecommunications services areas, where the greatest declines occurred. Another trouble spot was consumer cyclicals, where holdings among specialty retail and home-building stocks suffered as investors began to anticipate weaker consumer spending. Providing a bit of a buffer was relatively good performance from investments in financial services, energy, utilities, auto parts and health care services.

Consistent with our management style, we maintained a roughly 50/50 mix of growth and value among our small-capitalization stock holdings. This turned out to be a good news/bad news situation. While value stocks fared well, growth stocks were hit quite hard. On a general note, the Fund enjoyed something of an advantage in that the small-cap segment of the market in which it invests, though still subject to considerable volatility, held up better than mid- and large-cap stocks.

As for what may lie ahead, while economic recovery will likely be delayed, we think it could prove quite robust given the extremely stimulative effect of the government's fiscal and monetary actions in 2001. As we wait for the investment environment to improve, we are sticking to our focus on stocks of high-quality companies in a broad range of industries.

Jake Hurwitz

Kent A. Kelley

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4 AXP SMALL CAP ADVANTAGE FUND -- SEMIANNUAL REPORT



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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2001                                                    $4.42
March 31, 2001                                                    $4.79
Decrease                                                          $0.37

Distributions -- April 1, 2001 - Sept. 30, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                    -7.72%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2001                                                    $4.33
March 31, 2001                                                    $4.72
Decrease                                                          $0.39

Distributions -- April 1, 2001 - Sept. 30, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                    -8.26%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2001                                                    $4.33
March 31, 2001                                                    $4.72
Decrease                                                          $0.39

Distributions -- April 1, 2001 - Sept. 30, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                    -8.26%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2001                                                    $4.43
March 31, 2001                                                    $4.81
Decrease                                                          $0.38

Distributions -- April 1, 2001 - Sept. 30, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                    -7.90%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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5 AXP SMALL CAP ADVANTAGE FUND -- SEMIANNUAL REPORT



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The 10 Largest Holdings

                                      Percent                     Value
                                   (of net assets)        (as of Sept. 30, 2001)

StanCorp Financial Group                0.7%                   $3,697,760
Handleman                               0.6                     3,403,400
IKON Office Solutions                   0.6                     3,080,280
Respironics                             0.6                     3,058,159
Universal Health Services Cl B          0.6                     3,021,208
Diagnostic Products                     0.6                     2,989,176
Alliant Techsystems                     0.6                     2,961,760
First Horizon Pharmaceutical            0.5                     2,889,330
Ball                                    0.5                     2,857,230
Raymond James Financial                 0.5                     2,755,724

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 5.8% of net assets

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6 AXP SMALL CAP ADVANTAGE FUND -- SEMIANNUAL REPORT



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


Financial Statements

Statement of assets and liabilities
AXP Small Cap Advantage Fund

Sept. 30, 2001 (Unaudited)

Assets
Investments in securities, at value (Note 1)*
   (identified cost $610,753,495)                                                                      $532,699,923
Cash in bank on demand deposit                                                                              509,279
Capital shares receivable                                                                                    28,172
Dividends and accrued interest receivable                                                                   343,272
Receivable for investment securities sold                                                                 6,153,616
U.S. government securities held as collateral (Note 5)                                                      210,410
                                                                                                            -------
Total assets                                                                                            539,944,672
                                                                                                        -----------

Liabilities
Capital shares payable                                                                                        2,500
Payable for investment securities purchased                                                               5,128,006
Payable upon return of securities loaned (Note 5)                                                         9,116,610
Accrued investment management services fee                                                                   10,114
Accrued distribution fee                                                                                      7,117
Accrued transfer agency fee                                                                                   4,044
Accrued administrative services fee                                                                             798
Other accrued expenses                                                                                      229,288
                                                                                                            -------
Total liabilities                                                                                        14,498,477
                                                                                                         ----------
Net assets applicable to outstanding capital stock                                                     $525,446,195
                                                                                                       ============

Represented by
Capital stock -- $.01 par value (Note 1)                                                               $  1,197,953
Additional paid-in capital                                                                              657,163,200
Net operating loss                                                                                       (1,493,259)
Accumulated net realized gain (loss) (Note 7)                                                           (53,368,127)
Unrealized appreciation (depreciation) on investments                                                   (78,053,572)
                                                                                                        -----------
Total -- representing net assets applicable to outstanding capital stock                               $525,446,195
                                                                                                       ============
Net assets applicable to outstanding shares:                Class A                                    $341,934,557
                                                            Class B                                    $180,229,062
                                                            Class C                                    $  3,152,760
                                                            Class Y                                    $    129,816
Net asset value per share of outstanding capital stock:     Class A shares         77,445,984          $       4.42
                                                            Class B shares         41,592,634          $       4.33
                                                            Class C shares            727,379          $       4.33
                                                            Class Y shares             29,281          $       4.43
                                                                                       ------          ------------
*Including securities on loan, at value (Note 5)                                                       $  8,839,902
                                                                                                       ------------

See accompanying notes to financial statements.

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7 AXP SMALL CAP ADVANTAGE FUND -- SEMIANNUAL REPORT



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


Statement of operations
AXP Small Cap Advantage Fund

Six months ended Sept. 30, 2001 (Unaudited)

Investment income
Income:
Dividends                                                                                              $  2,137,477
Interest                                                                                                    908,993
   Less foreign taxes withheld                                                                               (4,336)
                                                                                                             ------
Total income                                                                                              3,042,134
                                                                                                          ---------
Expenses (Note 2):
Investment management services fee                                                                        1,905,336
Distribution fee
   Class A                                                                                                  487,426
   Class B                                                                                                1,027,107
   Class C                                                                                                   15,684
Transfer agency fee                                                                                         631,632
Incremental transfer agency fee
   Class A                                                                                                   46,787
   Class B                                                                                                   40,138
   Class C                                                                                                      847
Service fee -- Class Y                                                                                           73
Administrative services fees and expenses                                                                   173,191
Compensation of board members                                                                                 5,285
Custodian fees                                                                                               39,622
Printing and postage                                                                                         79,212
Registration fees                                                                                            80,358
Audit fees                                                                                                    8,125
Other                                                                                                        19,199
                                                                                                             ------
Total expenses                                                                                            4,560,022
   Expenses reimbursed by AEFC (Note 2)                                                                       1,154
                                                                                                              -----
                                                                                                          4,561,176
   Earnings credits on cash balances (Note 2)                                                                (9,299)
                                                                                                             ------
Total net expenses                                                                                        4,551,877
                                                                                                          ---------
Investment income (loss) -- net                                                                          (1,509,743)
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                                3,712,772
Net change in unrealized appreciation (depreciation) on investments                                     (50,902,670)
                                                                                                        -----------
Net gain (loss) on investments                                                                          (47,189,898)
                                                                                                        -----------
Net increase (decrease) in net assets resulting from operations                                        $(48,699,641)
                                                                                                       ============

See accompanying notes to financial statements.

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8 AXP SMALL CAP ADVANTAGE FUND -- SEMIANNUAL REPORT



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


Statement of changes in net assets
AXP Small Cap Advantage Fund

                                                                               Sept. 30, 2001        March 31, 2001
                                                                             Six months ended            Year ended
                                                                                  (Unaudited)

Operations and distributions
Investment income (loss) -- net                                                  $ (1,509,743)        $  (1,980,561)
Net realized gain (loss) on investments                                             3,712,772           (55,545,868)
Net change in unrealized appreciation (depreciation) on investments               (50,902,670)          (43,025,755)
                                                                                  -----------           -----------
Net increase (decrease) in net assets resulting from operations                   (48,699,641)         (100,552,184)
                                                                                  -----------          ------------
Distributions to shareholders from:
   Net investment income
     Class A                                                                               --           (19,149,723)
     Class B                                                                               --           (10,112,630)
     Class C                                                                               --               (78,075)
     Class Y                                                                               --                  (118)
                                                                                           --                  ----
Total distributions                                                                        --           (29,340,546)
                                                                                           --           -----------

Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                         59,028,449           188,406,169
   Class B shares                                                                  32,259,158           102,656,751
   Class C shares                                                                   1,593,199             2,789,935
   Class Y shares                                                                       6,000               154,300
Reinvestment of distributions at net asset value
   Class A shares                                                                          --            18,971,053
   Class B shares                                                                          --            10,043,123
   Class C shares                                                                          --                77,900
   Class Y shares                                                                          --                   118
Payments for redemptions
   Class A shares                                                                 (38,307,737)          (51,597,533)
   Class B shares (Note 2)                                                        (19,251,872)          (22,735,248)
   Class C shares (Note 2)                                                           (387,813)             (125,600)
                                                                                     --------              --------
Increase (decrease) in net assets from capital share transactions                  34,939,384           248,640,968
                                                                                   ----------           -----------
Total increase (decrease) in net assets                                           (13,760,257)          118,748,238
Net assets at beginning period                                                    539,206,452           420,458,214
                                                                                  -----------           -----------
Net assets at end of period                                                      $525,446,195         $ 539,206,452
                                                                                 ============         =============
Undistributed net investment income (loss)                                       $ (1,493,259)        $      16,484
                                                                                 ------------         -------------

See accompanying notes to financial statements.

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9 AXP SMALL CAP ADVANTAGE FUND -- SEMIANNUAL REPORT



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Notes to Financial Statements

AXP Small Cap Advantage Fund

(Unaudited as to Sept. 30, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Strategy Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in equity securities of small companies.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 332 shares of capital stock at $6.03 per share, which represented the initial capital in Class
C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o  Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights.
The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates
(e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service.
Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates;
those maturing in 60 days or less are valued at amortized cost.

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10 AXP SMALL CAP ADVANTAGE FUND -- SEMIANNUAL REPORT



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Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party.
The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The
Fund also may buy and write put and call options on these futures contracts.
Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation.
The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

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11 AXP SMALL CAP ADVANTAGE FUND -- SEMIANNUAL REPORT



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Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains
(losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.74% to 0.615% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Small Cap-Core Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1%
from the performance difference. If the performance difference is less than 1% the adjustment will be zero. The adjustment decreased the fee by $253,476 for the six months ended Sept. 30, 2001.

Under an Administrative Service Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

AEFC has a Sub-investment Advisory Agreement with Kenwood Capital Management
LLC, an indirect subsidiary of AEFC.

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12 AXP SMALL CAP ADVANTAGE FUND -- SEMIANNUAL REPORT



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


Under a separate Transfer Agency Agreement, American Express Client Service
Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.00
o  Class B $20.00
o  Class C $19.50
o  Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $800,706 for Class A, $89,868 for Class B and $1,137 for Class C for the six months ended Sept. 30, 2001.

During the six months ended Sept. 30, 2001, the Fund's custodian and transfer agency fees were reduced by $9,299 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express
Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $445,600,602 and $412,206,055 respectively, for the six months ended Sept. 30, 2001. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                            Six months ended Sept. 30, 2001
                                             Class A          Class B            Class C         Class Y
Sold                                       11,541,167         6,434,986          319,366           1,174
Issued for reinvested distributions                --                --               --              --
Redeemed                                   (7,670,384)       (3,905,854)         (81,378)             --
                                           ----------        ----------          -------              --
Net increase (decrease)                     3,870,783         2,529,132          237,988           1,174
                                            ---------         ---------          -------           -----

                                                               Year ended March 31, 2001
                                             Class A          Class B           Class C*         Class Y
Sold                                       32,810,750        18,037,686          497,610          27,682
Issued for reinvested distributions         3,698,061         1,984,805           15,395              23
Redeemed                                   (9,167,416)       (4,100,898)         (23,614)             --
                                           ----------        ----------          -------              --
Net increase (decrease)                    27,341,395        15,921,593          489,391          27,705
                                           ----------        ----------          -------          ------


* Inception date was June 26, 2000.

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13 AXP SMALL CAP ADVANTAGE FUND -- SEMIANNUAL REPORT

5. LENDING OF PORTFOLIO SECURITIES

As of Sept. 30, 2001, securities valued at $8,839,902 were on loan to brokers. For collateral, the Fund received $8,906,200 in cash and U.S. government securities valued at $210,410. Income from securities lending amounted to $313,298 for the six months ended Sept. 30, 2001. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. BANK BORROWINGS

The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Sept. 30, 2001.

7. CAPITAL LOSS CARRY-OVER

For federal income tax proposes, the Fund had a capital loss carry-over of $47,234,365 as of March 31, 2001, that will expire in 2009 and 2010 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

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14 AXP SMALL CAP ADVANTAGE FUND -- SEMIANNUAL REPORT



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


8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended March 31,                                    2001(j)        2001       2000(b)

Net asset value, beginning of period                              $4.79        $6.07        $5.00

Income from investment operations:

Net investment income (loss)                                       (.01)        (.01)        (.01)

Net gains (losses) (both realized and unrealized)                  (.36)        (.98)        1.11

Total from investment operations                                   (.37)        (.99)        1.10

Less distributions:

Distributions from realized gains                                    --         (.29)        (.03)

Net asset value, end of period                                    $4.42        $4.79        $6.07

Ratios/supplemental data

Net assets, end of period (in millions)                            $342         $352         $281

Ratio of expenses to average daily net assets(d)                  1.26%(e)     1.25%        1.32%(e,f)

Ratio of net investment income (loss)
to average daily net assets                                       (.24%)(e)    (.11%)       (.54%)(e)

Portfolio turnover rate (excluding short-term securities)           74%         144%         108%

Total return(i)                                                  (7.72%)     (16.59%)      22.04%


Class B

Per share income and capital changes(a)

Fiscal period ended March 31,                                    2001(j)        2001       2000(b)

Net asset value, beginning of period                              $4.72       $ 6.03        $5.00

Income from investment operations:

Net investment income (loss)                                       (.02)        (.04)        (.03)

Net gains (losses) (both realized and unrealized)                  (.37)        (.98)        1.09

Total from investment operations                                   (.39)       (1.02)        1.06

Less distributions:

Distributions from realized gains                                    --         (.29)        (.03)

Net asset value, end of period                                    $4.33       $ 4.72        $6.03

Ratios/supplemental data

Net assets, end of period (in millions)                            $180         $184         $140

Ratio of expenses to average daily net assets(d)                  2.02%(e)     2.01%        2.09%(e,g)

Ratio of net investment income (loss)
to average daily net assets                                      (1.00%)(e)    (.88%)      (1.32%)(e)

Portfolio turnover rate (excluding short-term securities)           74%         144%         108%

Total return(i)                                                  (8.26%)     (17.21%)      21.24%


See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
15 AXP SMALL CAP ADVANTAGE FUND -- SEMIANNUAL REPORT



Class C

Per share income and capital changes(a)

Fiscal period ended March 31,                                    2001(j)      2001(c)

Net asset value, beginning of period                              $4.72        $5.92

Income from investment operations:

Net investment income (loss)                                       (.02)        (.01)

Net gains (losses) (both realized and unrealized)                  (.37)        (.90)

Total from investment operations                                   (.39)        (.91)

Less distributions:

Distributions from realized gains                                    --         (.29)

Net asset value, end of period                                    $4.33        $4.72

Ratios/supplemental data

Net assets, end of period (in millions)                              $3           $2

Ratio of expenses to average daily net assets(d)                  2.02%(e)     2.01%(e)

Ratio of net investment income (loss)
to average daily net assets                                      (1.01%)(e)    (.84%)(e)

Portfolio turnover rate (excluding short-term securities)           74%         144%

Total return(i)                                                  (8.26%)     (15.67%)



Class Y

Per share income and capital changes(a)

Fiscal period ended March 31,                                    2001(j)        2001       2000(b)

Net asset value, beginning of period                              $4.81        $6.08        $5.00

Income from investment operations:

Net investment income (loss)                                         --          .01         (.01)

Net gains (losses) (both realized and unrealized)                  (.38)        (.99)        1.12

Total from investment operations                                   (.38)        (.98)        1.11

Less distributions:

Distributions from realized gains                                    --         (.29)        (.03)

Net asset value, end of period                                    $4.43        $4.81        $6.08

Ratios/supplemental data

Net assets, end of period (in millions)                             $--          $--          $--

Ratio of expenses to average daily net assets(d)                  1.08%(e)     1.12%        1.16%(e,h)

Ratio of net investment income (loss)
to average daily net assets                                       (.06%)(e)    (.05%)       (.13%)(e)

Portfolio turnover rate (excluding short-term securities)           74%         144%         108%

Total return(i)                                                  (7.90%)     (16.39%)      22.24%


See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
16 AXP SMALL CAP ADVANTAGE FUND -- SEMIANNUAL REPORT

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 4, 1999 (commencement of operations) to March 31, 2000.

(c)  Inception date was June 26, 2000.

(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(e)  Adjusted to an annual basis.

(f) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 1.77% for the period ended March 31, 2000.

(g) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 2.53% for the period ended March 31, 2000.

(h) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 1.61% for the period ended March 31, 2000.

(i)  Total return does not reflect payment of a sales charge.

(j)  Six months ended Sept. 30, 2001 (Unaudited).

--------------------------------------------------------------------------------
17 AXP SMALL CAP ADVANTAGE FUND -- SEMIANNUAL REPORT

Investments in Securities

AXP Small Cap Advantage Fund

Sept. 30, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (92.7%)

Issuer                                                Shares            Value(a)

Aerospace & defense (1.0%)
Aeroflex                                             200,300(b)       $2,203,300
Alliant Techsystems                                   34,600(b)        2,961,760
Total                                                                  5,165,060

Airlines (0.3%)
AirTran Holdings                                      69,000(b)          292,560
Atlantic Coast Airlines Holdings                      71,000(b)          944,300
Frontier Airlines                                     67,000(b)          554,760
Total                                                                  1,791,620

Automotive & related (1.0%)
American Axle & Mfg Holdings                         119,000(b)        1,517,250
BorgWarner                                            30,000           1,209,000
Dollar Thrifty Automotive Group                       99,700(b)          992,015
Dura Automotive Systems Cl A                          80,000(b)          576,000
Lear                                                  35,100(b)          948,402
Total                                                                  5,242,667

Banks and savings & loans (8.0%)
Boston Private Financial Holdings                     83,500           1,629,085
Coastal Bancorp                                       22,770             803,781
Community First Bankshares                            81,000           1,945,619
Dime Community Bancshares                             47,150           1,193,838
Downey Financial                                      39,700           1,751,961
East West Bancorp                                     76,500           1,789,335
First BanCorp                                         67,400           1,742,964
First Essex Bancorp                                   19,690             516,863
First Midwest Bancorp                                 51,704           1,746,561
First Source                                          35,560             764,540
FirstFed Financial                                    52,600(b)        1,367,600
Flagstar Bancorp                                      46,450           1,072,995
Greater Bay Bancorp                                   74,500           1,733,615
Independent Bank                                      56,100           1,464,210
Irwin Financial                                      128,500(d)        2,685,649
Local Financial                                       50,100(b)          669,837
MAF Bancorp                                           50,350           1,443,031
Mississippi Valley Bancshares                         36,000           1,368,000
New York Community Bancorp                            60,000           1,392,600
Provident Bankshares                                  72,850           1,507,995
R & G Financial Cl B                                  99,550(c)        1,712,260
Republic Bancorp                                     118,000           1,688,580
Sandy Spring Bancorp                                  20,690             821,186
Seacoast Banking of Florida                           12,630             532,860
Silicon Valley Bancshares                             79,749(b)        1,610,930
Southwest Bancorp of Texas                            56,200(b)        1,671,950
St. Francis Capital                                   15,190             324,307
Staten Island Bancorp                                 45,500           1,121,575
Sterling Bancorp                                      57,000           1,593,720
Sterling Bancshares                                  127,500           1,685,550
WesBanco                                              38,000             817,000
Total                                                                 42,169,997

Beverages & tobacco (0.8%)
Constellation Brands                                  46,870(b)        1,952,604
DIMON                                                125,000             718,750
Standard Commercial                                  106,450           1,751,103
Total                                                                  4,422,457

Building materials & construction (2.4%)
Dal-Tile Intl                                        147,330(b)        2,267,408
EMCOR Group                                           50,000(b)        1,595,000
Encore Wire                                           86,480(b)        1,119,916
Louisiana-Pacific                                     99,100             644,150
M.D.C. Holdings                                       23,000             637,560
NVR                                                   12,000(b)        1,686,120
Pulte Homes                                           26,400             809,160
Ryland Group                                          44,000           2,098,360
Schuler Homes Cl A                                   153,750(b)        1,868,063
Total                                                                 12,725,737

Chemicals (2.6%)
Airgas                                               150,500(b)        1,997,135
Cambrex                                               47,450           1,590,999
Cytec Inds                                            76,450(b)        1,769,818
Georgia Gulf                                          61,000             980,270
OM Group                                              49,700           2,733,499
Stericycle                                            26,000(b)        1,083,680
Waste Connections                                     74,850(b)        2,020,950
Wellman                                              137,300           1,585,815
Total                                                                 13,762,166

Communications equipment & services (2.9%)
AirGate PCS                                           31,460(b)        1,397,453
Arris Group                                          144,000(b)          515,520
Commonwealth Telephone Enterprises                    47,100(b)        1,730,924
General Communication Cl A                           138,850(b)        1,680,085

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18 AXP SMALL CAP ADVANTAGE FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Communications equipment & services (cont.)
Leap Wireless Intl                                    65,600(b)       $1,029,920
Plantronics                                           76,210(b)        1,299,381
Powerwave Technologies                               140,000(b)        1,668,800
Proxim                                               165,024(b)        1,608,984
REMEC                                                174,675(b)        1,385,173
UbiquiTel                                            154,000(b)        1,242,780
US Unwired Cl A                                      113,000(b)        1,141,300
WJ Communications                                    107,150(b)          407,170
Total                                                                 15,107,490

Computer software & services (0.3%)
Edwards (JD) & Co                                    159,000(b)        1,132,080
Manugistics Group                                     57,900(b)          336,978
Total                                                                  1,469,058

Computers & office equipment (5.6%)
Actuate                                              186,000(b)          779,340
Advent Software                                       21,600(b)          813,240
BARRA                                                 38,600(b)        1,621,972
Black Box                                             30,600(b)        1,287,648
Cognizant Technology Solutions                        47,100(b)        1,055,040
Concurrent Computer                                   40,000(b)          363,200
Engineered Support Systems                            38,000           1,789,800
FactSet Research Systems                              46,400           1,125,664
Henry (Jack) & Associates                             55,644           1,262,562
HNC Software                                          74,500(b)        1,393,150
IKON Office Solutions                                399,000           3,080,280
Inrange Technologies Cl B                             76,000(b,d)        451,440
Intermagnetics General                                60,002(b)        1,395,647
Interwoven                                           123,000(b)          474,780
Iomega                                               280,200(b)          341,844
M-Systems Flash Disk Pioneers                         83,000(b,c)        351,090
Manhattan Associates                                  60,650(b)        1,028,624
Mentor Graphics                                       76,900(b)        1,059,682
Mercury Computer Systems                              59,100(b)        2,219,205
Merix                                                 73,300(b)        1,029,865
Netegrity                                             75,200(b)          644,464
Planar Systems                                        46,000(b)          925,060
RSA Security                                          77,568(b)        1,044,065
SeaChange Intl                                        25,000(b)          436,750
Stellent                                              49,748(b)          716,371
THQ                                                   23,000(b)          992,450
Varian                                                70,300(b)        1,791,244
Total                                                                 29,474,477

Electronics (7.3%)
Actel                                                 63,200(b)        1,122,432
Alpha Inds                                            91,500(b)        1,772,355
Amphenol Cl A                                         31,900(b)        1,108,525
Anixter Intl                                          50,500(b)        1,251,390
Axcelis Technologies                                 118,550(b)        1,120,298
AXT                                                   67,400(b)          714,440
Brooks Automation                                     31,260(b)          831,203
Cirrus Logic                                          49,700(b)          368,774
DDi                                                   78,210(b)          613,166
Elantec Semiconductor                                 37,500(b)          860,625
Electro Scientific Inds                               54,600(b)        1,198,470
Entegris                                             128,100(b)        1,011,990
Esterline Technologies                                65,100(b)        1,031,835
Exar                                                  93,500(b)        1,617,550
Harman Intl Inds                                      50,506           1,691,951
Helix Technology                                      44,300             719,432
KEMET                                                100,000(b)        1,646,000
Microtune                                             44,230(b)          504,222
Moog Cl A                                             63,000(b)        1,421,910
Nanometrics                                           54,300(b)          961,653
Newport                                               34,650             488,565
Oak Technology                                       160,700(b)        1,253,460
Park Electrochemical                                  58,400           1,270,200
Photon Dynamics                                       34,100(b)          789,415
Photronics                                            78,300(b)        1,444,635
Pixelworks                                            23,780(b)          299,628
Plexus                                                37,220(b)          877,648
Rudolph Technologies                                  20,800(b)          512,928
SBS Technologies                                      84,100(b)          938,556
Technitrol                                            40,584             905,023
Therma-Wave                                           75,100(b)          771,277
Three-Five Systems                                   102,000(b)        1,625,880
TriQuint Semiconductor                                95,000(b)        1,519,050
Varian Medical Systems                                33,560(b)        2,152,874
Varian Semiconductor Equipment Associates             36,700(b)          948,695
Veeco Instruments                                     47,100(b)        1,248,150
Total                                                                 38,614,205

Energy (1.8%)
Brown (Tom)                                           51,100(b)        1,067,990
Chesapeake Energy                                    348,000(b)        1,966,200
Pogo Producing                                        42,000             987,000
Swift Energy                                          51,500(b)        1,061,930
Vintage Petroleum                                    116,000           1,838,600
XTO Energy                                           164,000           2,287,800
Total                                                                  9,209,520

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
19 AXP SMALL CAP ADVANTAGE FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Energy equipment & services (1.2%)
Grey Wolf                                            158,500(b)         $285,300
Headwaters                                           142,100(b)        1,563,100
Lone Star Technologies                                41,800(b)          518,320
Patterson-UTI Energy                                 139,200(b)        1,720,512
Pride Intl                                           116,082(b)        1,207,253
Remington Oil & Gas                                   82,110(b)        1,074,820
Total                                                                  6,369,305

Financial services (3.0%)
Affiliated Managers Group                             42,100(b)        2,391,701
Catellus Development                                 116,200(b)        2,031,176
Doral Financial                                       58,200           2,258,160
Federal Agricultural Mtge Cl C                        40,370(b)        1,347,551
Jefferies Group                                       57,900           1,910,700
Metris Companies                                      58,550           1,449,113
Raymond James Financial                              101,500           2,755,724
W.P. Stewart                                          88,000(c)        1,706,320
Total                                                                 15,850,445

Food (2.6%)
Fleming Companies                                     66,000           1,947,000
Fresh Del Monte Produce                              163,230(b)        2,115,461
Green Mountain Coffee                                 28,200(b)          650,010
Nash Finch                                            42,400           1,445,840
Performance Food Group                                88,004(b)        2,510,754
Smithfield Foods                                      81,182(b)        1,708,881
Spartan Stores                                       108,000(b)        1,317,600
Suiza Foods                                           29,900(b,d)      1,887,886
Total                                                                 13,583,432

Furniture & appliances (0.3%)
Ethan Allen Interiors                                 66,200           1,820,500

Health care (7.7%)
Albany Molecular Research                             78,000(b)        1,936,740
Cell Therapeutics                                     85,500(b)        2,056,275
Cephalon                                              20,000(b)          997,600
Cooper Companies                                      48,000           2,251,200
Diagnostic Products                                   70,800           2,989,176
Enzon                                                 20,500(b)        1,045,500
First Horizon Pharmaceutical                         111,000(b)        2,889,330
ILEX Oncology                                         46,900(b)        1,231,594
Integra LifeSciences Holdings                         43,900(b)        1,212,518
Lumenis                                               84,760(b,c)      1,701,981
Mentor                                                79,000           1,998,700
Myriad Genetics                                       37,300(b)        1,142,872
Natus Medical                                         54,530(b)          417,155
Neurocrine Biosciences                                48,000(b)        1,536,960
Noven Pharmaceuticals                                103,500(b)        1,873,350
NPS Pharmaceuticals                                   55,000(b)        1,716,000
Pharmacyclics                                         51,000(b)          907,800
Priority Healthcare Cl B                              65,300(b)        1,567,200
Regeneron Pharmaceuticals                             47,800(b)        1,063,072
Respironics                                           86,000(b)        3,058,159
Serologicals                                          72,000(b)        1,303,920
SRI/Surgical Express                                  50,240(b)        1,494,640
STERIS                                                62,000(b)        1,218,920
Techne                                                43,388(b)        1,276,909
Zoll Medical                                          40,000(b)        1,424,000
Total                                                                 40,311,571

Health care services (7.0%)
AdvancePCS                                            36,000(b)        2,584,080
AmeriPath                                             68,000(b)        1,785,680
Apria Healthcare Group                                89,600(b)        2,320,640
ArQule                                                70,200(b)          733,590
Cerner                                                45,950(b)        2,274,525
Health Net                                            65,100(b)        1,251,222
LifePoint Hospitals                                   52,310(b)        2,301,640
Lincare Holdings                                      28,800(b)          765,216
Magellan Health Services                             228,130(b)        2,616,651
Mid Atlantic Medical Services                        116,800(b)        2,452,800
Orthodontic Centers of America                        56,250(b)        1,386,563
Owens & Minor                                         89,000           1,806,700
Patterson Dental                                      43,000(b)        1,584,980
Pediatrix Medical Group                               53,000(b)        2,161,870
Province Healthcare                                   66,000(b)        2,424,840
Stewart Enterprises Cl A                             263,300(b)        1,527,140
Triad Hospitals                                       32,400(b)        1,146,960
U.S. Physical Therapy                                115,700(b)        1,877,811
Universal Health Services Cl B                        61,910(b)        3,021,208
XOMA                                                  74,000(b)          623,820
Total                                                                 36,647,936

Household products (0.5%)
Direct Focus                                          76,500(b,d)      1,522,350
Elizabeth Arden                                       56,740(b)          724,570
Valence Technology                                    93,500(b,d)        330,990
Total                                                                  2,577,910

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20 AXP SMALL CAP ADVANTAGE FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Industrial equipment & services (3.3%)
AGCO                                                 197,150          $1,784,208
Albany Intl Cl A                                      74,000(b)        1,107,040
AMETEK                                                49,400           1,298,232
CoorsTek                                              48,430(b)        1,210,266
Covanta Energy                                        98,000(b)        1,144,640
Gardner Denver                                        51,560(b)        1,144,632
Kennametal                                            61,700           1,969,463
Manitowoc                                             68,000           1,648,320
Quixote                                               56,740           1,192,107
Roper Inds                                            50,740           1,826,133
Teleflex                                              24,400             912,316
Terex                                                107,500(b)        1,914,575
Total                                                                 17,151,932

Insurance (3.8%)
Commerce Group                                        57,000           2,166,000
Fidelity Natl Financial                               82,355           2,214,526
First American                                        51,400           1,040,850
HCC Insurance Holdings                                66,000           1,735,800
Hilb, Rogal & Hamilton                                38,000           1,733,180
IPC Holdings                                          39,920(c)          910,176
RenaissanceRe Holdings                                20,800(c)        1,849,328
Scottish Annuity & Life Holdings                     102,800(c)        1,557,420
StanCorp Financial Group                              76,400           3,697,760
Triad Guaranty                                        32,700(b)        1,142,865
Vesta Insurance Group                                145,000           1,899,500
Total                                                                 19,947,405

Leisure time & entertainment (2.2%)
Activision                                            25,000(b)          680,500
Anchor Gaming                                         38,500(b)        1,597,750
Aztar                                                104,005(b)        1,360,385
GTECH Holdings                                        40,000(b)        1,381,600
Handleman                                            243,100(b)        3,403,400
Shuffle Master                                        48,500(b)          611,585
Topps                                                250,590(b)        2,405,664
Total                                                                 11,440,884

Media (3.1%)
4 Kids Entertainment                                  96,900(b)        1,928,310
ADVO                                                  41,500(b)        1,411,000
Consolidated Graphics                                 74,300(b)        1,269,044
Donnelley (RH)                                       101,200(b)        2,643,344
Harland (John H)                                      88,000           1,927,200
Insight Communications                                67,000(b)        1,232,800
Journal Register                                     112,000(b)        1,848,000
Price Communications                                 101,505(b)        1,720,510
Scholastic                                            30,712(b)        1,335,972
Zomax                                                131,800(b)          715,674
Total                                                                 16,031,854

Metals (1.9%)
AK Steel Holding                                     126,000           1,064,700
Carpenter Technology                                  57,000           1,268,250
Reliance Steel & Aluminum                            109,900           2,611,224
RTI Intl Metals                                      174,450(b)        1,456,658
Shaw Group                                            58,800(b)        1,656,396
Stillwater Mining                                     60,600(b)        1,219,272
Worthington Inds                                      68,000             765,000
Total                                                                 10,041,500

Miscellaneous (1.7%)
Cell Genesys                                          81,000(b)        1,296,000
JAKKS Pacific                                         71,000(b)          958,500
Key Energy Services                                  138,500(b)          880,860
Learning Tree Intl                                    41,000(b)          832,300
PolyMedica                                            39,000(b,d)        595,530
Retek                                                 46,830(b)          569,921
Rightchoice Managed Care                              38,000(b)        1,901,900
UCBH Holdings                                         65,100           1,899,618
Total                                                                  8,934,629

Multi-industry conglomerates (2.9%)
Argosy Gaming                                         59,400(b)        1,556,280
Corinthian Colleges                                   61,000(b)        2,056,310
Electronics for Imaging                               67,000(b)        1,090,760
Gladstone Capital                                     51,200(b)          826,368
Global Payments                                       58,000           1,705,200
Griffon                                              137,236(b)        1,674,279
Mettler-Toledo Intl                                   39,400(b)        1,660,316
Modis Professional Services                          270,500(b)        1,082,000
Stewart & Stevenson Services                          78,350           1,886,668
YORK Intl                                             57,000           1,632,480
Total                                                                 15,170,661

Paper & packaging (1.3%)
Ball                                                  47,700           2,857,230
Glatfelter (PH)                                       73,000           1,117,630
Ivex Packaging                                       120,650(b)        2,057,083
Packaging Corp of America                             65,040(b)        1,004,868
Total                                                                  7,036,811

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21 AXP SMALL CAP ADVANTAGE FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Real estate investment trust (3.8%)
Arden Realty                                          84,400          $2,158,108
BRE Properties Cl A                                   55,800           1,671,210
Camden Property Trust                                 49,500           1,836,450
Developers Diversified Realty                         70,200           1,260,090
Essex Property Trust                                  36,200           1,777,420
Gables Residential Trust                              61,800           1,894,788
Pan Pacific Retail Properties                         55,300           1,457,155
Reckson Associates Realty                             50,000           1,207,500
SL Green Realty                                       61,200           1,929,024
Smith (Charles E) Residential Realty                  50,600           2,605,900
United Dominion Realty Trust                         170,000           2,427,600
Total                                                                 20,225,245

Restaurants & lodging (1.2%)
Cheesecake Factory (The)                              46,287(b)        1,108,574
P.F. Chang's China Bistro                             44,000(b)        1,580,480
Panera Bread Cl A                                     53,500(b)        1,871,965
RARE Hospitality Intl                                 96,300(b)        1,496,502
Total                                                                  6,057,521

Retail (4.2%)
American Eagle Outfitters                             35,000(b)          696,500
AnnTaylor Stores                                      49,000(b)        1,074,080
Borders Group                                         55,100(b)        1,055,165
Checkpoint Systems                                    36,000(b)          393,480
Circuit City Stores-CarMax Group                      97,000(b)        1,091,250
Deb Shops                                             48,000             987,840
Dillard's Cl A                                       119,000           1,567,230
Gart Sports                                           74,400(b)          900,240
NBTY                                                 119,000(b)        1,566,040
Pathmark Stores                                       98,760(b)        2,350,488
Phillips-Van Heusen                                  105,350           1,042,965
Pier 1 Imports                                       165,400           1,372,820
Reade (Duane)                                         56,190(b)        1,685,700
Rent-A-Center                                         39,000(b)          906,750
ShopKo Stores                                        132,000(b)        1,094,280
Tweeter Home Entertainment Group                      39,550(b)          539,462
Venator Group                                         76,800(b)        1,171,200
Wet Seal Cl A                                         47,400(b)          872,634
Zale                                                  72,612(b)        1,922,766
Total                                                                 22,290,890

Textiles & apparel (1.2%)
Chico's FAS                                           61,500(b,d)     $1,448,325
Columbia Sportswear                                   33,000(b)          732,600
Genesco                                               43,000(b)          698,750
Hot Topic                                             45,200(b)        1,134,520
Maxwell Shoes Cl A                                    90,000(b)        1,260,000
Unifi                                                136,500(b)        1,119,300
Total                                                                  6,393,495

Transportation (1.5%)
Airborne                                             110,000           1,050,500
Arkansas Best                                         80,350(b)        1,664,049
Forward Air                                           74,000(b)        1,741,960
Landstar System                                       28,176(b)        1,803,264
Yellow Corp                                           72,510(b)        1,474,853
Total                                                                  7,734,626

Utilities -- electric (2.3%)
Allete                                                56,400           1,446,096
Cleco                                                121,900           2,512,359
El Paso Electric                                     160,186(b)        2,106,446
Great Plains Energy                                   42,700(b,d)      1,114,043
Public Service Co of New Mexico                       84,100           2,120,161
UIL Holdings                                          33,322           1,589,126
Unisource Energy                                      80,000           1,120,000
Total                                                                 12,008,231

Utilities -- gas (2.0%)
Energen                                               95,000           2,137,500
New Jersey Resources                                  36,200           1,600,402
ONEOK                                                140,100           2,320,056
UGI                                                  101,200           2,742,520
Western Gas Resources                                 63,200           1,645,096
Total                                                                 10,445,574

Total common stocks
(Cost: $565,278,092)                                                $487,226,811

Other (--%)

Issuer                                                Shares            Value(a)

Elan
     Rights                                           64,800(b)           $8,443

Total other
(Cost: $--)                                                               $8,443

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22 AXP SMALL CAP ADVANTAGE FUND -- SEMIANNUAL REPORT

Short-term securities (8.7%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

U.S. government agencies (6.7%)
Federal Home Loan Bank Disc Nt
         11-23-01               2.46%             $5,500,000          $5,479,039
Federal Home Loan Mtge Corp Disc Nts
         10-23-01               3.41               5,100,000           5,087,940
         11-13-01               2.57               7,600,000           7,575,139
Federal Natl Mtge Assn Disc Nts
         10-01-01               3.42               1,300,000           1,299,630
         10-01-01               3.44               3,600,000           3,598,968
         11-27-01               2.48               7,100,000           7,068,287
         12-20-01               2.20               4,700,000           4,671,501
Total                                                                 34,780,504

Short-term securities (continued)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

Commercial paper (2.0%)
Alcoa
         10-19-01               3.01%             $1,300,000          $1,297,726
CXC
         10-11-01               3.67            1,100,000(e)           1,098,551
Duke Energy
         10-03-01               3.42               2,300,000           2,298,907
Natl Rural Utilities
         10-29-01               2.46               2,300,000           2,295,148
Southern Co Funding
         10-22-01               2.50            3,700,000(e)           3,693,833
Total                                                                 10,684,165

Total short-term securities
(Cost: $45,475,403)                                                  $45,464,669

Total investments in securities
(Cost: $610,753,495)(f)                                             $532,699,923

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Sept. 30, 2001, the value of foreign securities represented 1.86% of net assets.

(d) Security is partially or fully on loan. See Note 5 to the financial statements.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) At Sept. 30, 2001, the cost of securities for federal income tax purposes was approximately $610,754,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $  30,765,000
     Unrealized depreciation                                       (108,819,000)
                                                                   ------------
     Net unrealized depreciation                                  $ (78,054,000)
                                                                  -------------

--------------------------------------------------------------------------------
23 AXP SMALL CAP ADVANTAGE FUND -- SEMIANNUAL REPORT

AXP Small Cap Advantage Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: ASAAX    Class B: ASABX
Class C: N/A      Class Y: N/A

                                          PRSRT STD AUTO
                                           U.S. POSTAGE
                                               PAID
                                             AMERICAN
                                             EXPRESS

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6431 D (11/01)